Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services

The stock-based expense recognized in the financial statements for services received is related to research and development (“R&D”), sales and marketing (“S&M” and general and administrative (“G&A”) expenses as shown in the following table:

	Three months ended March 31,
	2026	2025
	USD thousands	USD thousands
Stock-based compensation expense – Research and development	$2,693	$536
Stock-based compensation expense – sales and marketing	93	226
Stock-based compensation expense – general and administrative	1,422	627
Total	$4,208	$1,389

Schedule of Black-Scholes Option-Pricing Model

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table.

2026 Grants
Dividend yield	$-
Expected volatility	60.78 – 61.84%
Risk-free interest	3.77 – 3.82%
Expected term	5.64 – 6.13 years
Exercise price	$0.16 – 9.37
Share price	$11
Total fair value (USD Thousands)	$626

The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	Granted in 2025	Granted in 2024
Dividend yield	0	0
Expected volatility(1)	62.27% – 63.01%	59.33% – 61.60%
Risk-free interest (%)	4.65 – 4.76	4.69 – 4.70
Expected term(2)	5 – 7 years	5 – 7 years
Exercise price ($)	0.57 – 27.19	0.57 – 10.62
Total fair value at the grant date (USD thousands)	4,617	1,268
Weighted average fair value at the grant date	$27.47	$17.89

Assumptions regarding the price of the underlying shares:
Probability of an IPO	90%	40%
Expected time to IPO (years)	0.5	1
Probability of liquidation event	10%	60%
Expected time to liquidation (years)	3	3

(1)	The annual expected volatility was applied, based on the average historical volatility of comparable companies for a period equal to the expected period, as of the valuation date.

(2)	Expected term (years) — represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.